Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 2,361	$ 509	$ 896	$ 202
Cost of revenue	3,234	1,651	2,430	833
Gross loss	(873)	(1,142)	(1,534)	(631)
Operating expenses:
Research and development	4,856	3,215	4,793	4,171
General and administrative	3,595	1,877	2,545	2,433
Sales and marketing	5,859	3,635	5,676	2,070
Restructuring charges	175
Total operating expenses	14,485	8,727	13,014	8,674
Operating loss	(15,358)	(9,869)	(14,548)	(9,305)
Other income (expense):
Warrant revaluation	(2,421)	(170)	(171)	(392)
Interest and other income (expense)	(214)	26	28	6
Total other income (expense), net	(2,635)	(144)	(143)	(386)
Net loss and comprehensive loss	$ (17,993)	$ (10,013)	$ (14,691)	$ (9,691)
Net loss per share - basic and diluted (in dollars per share)	$ (0.23)	$ (0.14)	$ (0.20)	$ (0.18)
Weighted-average common shares used in computing net loss per shares - basic and diluted (in shares)	77,949,347	73,360,250	73,360,259	53,068,309